LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of future minimum lease payments under non-cancelable operating leases [Abstract]
2019	$ 1,805
2020	1,650
2021	1,261
2022	975
2023	938
2024 and thereafter	1,652
Total	8,281
Rental expense on operating leases	$ 1,700	$ 1,400	$ 1,200